3. LEASE OBLIGATIONS (Sept 2019 Note)	3 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
LEASE OBLIGATIONS

3.	LEASE OBLIGATIONS

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment totaling $51,252.

In February 2016, FASB issued ASU 2016-02, “Leases” (Topic 842). ASU 2016-02 requires the recognition of lease asset and lease liabilities by lessees for those leases currently classified as operating leases with terms greater than twelve months and make certain changes to the accounting for lease expenses. The Company adopted this standard effective July 1, 2019 and has reflected its impact upon the El Paso, Texas facility operating lease entered into on July 1, 2019 in connection with the Ross Optical acquisition. The facility lease is a three-year operating lease obligation with total remaining minimum lease payments of $170,172 at September 30, 2019. Total rent expense including base rent and common area expenses were $17,089 during the three months ended September 30, 2019. Included in the accompanying balance sheet at September 30, 2019 is a right-of-use fixed asset of $158,690 and current and long-term right-of-use operating lease liabilities of $54,310 and $104,380, respectively.

At September 30, 2019, future minimum lease payments under the capital lease and operating lease obligations are as follows:

Fiscal Year Ending September 30:	Capital Lease	Operating Lease
2020	$7,688	$45,571
2021	5,126	61,779
2022	–	62,822
Total Minimum Payments	12,814	$170,172
Less: amount representing interest	548
Present value of minimum lease payments	12,266
Less: current portion	9,731
	$2,535